American Beacon FUNDSSM
American Beacon Flexible Bond Fund
Supplement Dated January 31, 2012
To the Prospectus dated December 30, 2011
The information below supplements the Prospectus dated December 30, 2011, and is in addition to any other supplements.

American Beacon Flexible Bond Fund
In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Flexible Bond Fund		A	C	Y	Institutional	Investor
Share classes		A	C	Y	Institutional	Investor
Management fees		0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	0.97%	0.97%	0.82%	0.72%	1.10%
Acquired fund fees and expenses		0.01%	none	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.86%	2.60%	1.46%	1.36%	1.74%
Expense waiver and reimbursement		0.47%	0.46%	0.47%	0.46%	0.47%
Total fund operating expenses after expense waiver and reimbursement	[2]	1.39%	2.14%	0.99%	0.90%	1.27%
[1]	Based on estimated expenses for the fiscal year ending August 31, 2012.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable through December 31, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 0.99% for the Y Class, 0.90% for the Institutional Class, and 1.27% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example American Beacon Flexible Bond Fund (USD $)	Share classes	1 year	3 years
A	A	610	988
C	C	317	765
Y	Y	101	416
Institutional	Institutional	92	385
Investor	Investor	129	501

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share class	1 year	3 years
American Beacon Flexible Bond Fund C	C	217	765